Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Tax Benefits
(Loss) income before income tax benefits
(expenses)
for the years ended December 31, 2017, 2018 and 2019 were taxed within the following jurisdictions:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC entities	(79,849)	169,320	796,062
Non PRC entities (i)	(968)	(2,271,281)	(229,036)

Total	(80,817)	(2,101,961)	567,026

(i)	The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amounting to RMB2,285,223.

The loss before tax incurred by non-PRC entities for the year ended December 31, 2019 was mainly that oversea business is still in the initial stage of development.

Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss
The current and deferred portion of income tax benefits (expenses) included in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income tax benefits (expenses) applicable to China operations
Current income tax expenses	—	—	(110,408)
Deferred income tax benefits (i)	—	50,943	14,871

Subtotal income tax benefits (expenses) applicable to China operations	—	50,943	(95,537)

Income tax expenses applicable to Non PRC operations
Current income tax expenses	—	—	(541)

Total income tax benefits (expenses)	—	50,943	(96,078)

(i)
For the year ended December 31, 2017, the Group has incurred net accumulated operating losses since inception. As of December 31, 2017, the Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets would not be utilized. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2017.

For the year ended December 31, 2018, the VIE has utilized all the deductible temporary differences and the accumulated tax loss brought forward. As of December 31, 2018, considering the sustained profitability of the VIE, the Group assessed that it is more likely than not the deferred tax assets would be utilized in the future. Therefore, the Group has not provided any valuation allowance for the deferred tax assets of the VIE and relevant deferred tax benefits were recognized for the year ended December 31, 2018.
As of December 31, 2019, considering the sustained profitability of the VIE, the Group believed that it is more likely than not that most of the deferred tax assets would be utilized in the future so that no valuation allowance was made against such deferred tax assets.

Schedule of Reconciliation of Total Tax Benefits Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of total tax benefits
(
expenses
)

computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	For the year ended December 31,
	2017	2018	2019
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	(0.4)%	(2.2)%	18.9%
Effect of different tax rates available to different jurisdictions (i)	1.4%	26.0%	3.3%
Permanent differences (ii)	0.2%	1.5%	(6.7)%
Change in valuation allowance	45.5%	(1.7)%	(15.8)%
Effect of Super Deduction available to the Group	(21.7)%	(1.0)%	8.3%

Effective income tax rate	—	(2.4)%	(17.0)%

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	—	0.24	0.42

(i)
For the year ended December 31, 2017, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands.

For the year ended December 31, 2018, effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 20) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands.
For the year ended December 31, 2019, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposit which is subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2018 and 2019 are as follows:

	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Tax loss carried forward	21,957	97,795
Deferred revenue	36,007	62,410
Others	14,878	246

	72,842	160,451
Less: Valuation allowance (i)	(21,899)	(94,637)

Total deferred tax assets	50,943	65,814

Deferred tax liabilities
Related to the fair value change of equity investee’s investments	19,998	19,998

Total deferred tax liabilities	19,998	19,998

Net deferred tax assets	30,945	45,816

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance as of December 31, 2018 and 2019 were provided for net operating loss carry forward, which was mainly incurred by the overseas subsidiaries, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of Valuation Allowance For Deferred Tax Assets
Movement of valuation allowance

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	376,087	57,756	21,899
Additions	36,772	21,662	89,002
Reversals/write-off	(355,103)	(57,519)	(16,264)

Balance at end of the year	57,756	21,899	94,637